Senior Notes And Secured Indebtedness (Consolidating Statement Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended							10 Months Ended	12 Months Ended	10 Months Ended						2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	May 31, 2012	Mar. 31, 2012	Feb. 24, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Delaware Lyon [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Eliminating Entries [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2011 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2010 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2010 Predecessor [Member] Eliminating Entries [Member]
Operating revenue
Home sales													$ 348,935		$ 198,108	$ 47,989	$ 102,838		$ 16,687	$ 207,055	$ 284,069				$ 10,024	$ 176,992	$ 263,864	$ 4,316	$ 19,954	$ 16,595	$ 2,347	$ 10,109	$ 3,610
Construction services													23,825		23,825				8,883	19,768	10,629				8,883	19,768	10,629
Management fees															534			(534)							110	468	165							(110)	(468)	(165)
Revenues		15,109	16,687	102,833	85,942	145,051	58,983	53,703	57,795	36,574			372,760		222,467	47,989	102,838	(534)	25,570	226,823	294,698				19,017	197,228	274,658	4,316	19,954	16,595	2,347	10,109	3,610	(110)	(468)	(165)
Operating costs
Cost of sales - homes													(297,989)		(163,083)	(41,516)	(93,924)	534	(14,598)	(188,723)	(246,177)				(8,819)	(162,148)	(228,542)	(3,820)	(18,225)	(16,167)	(2,069)	(8,818)	(1,633)	110	468	165
Impairment loss on real estate assets																				(128,314)	(111,860)					(70,742)	(111,860)					(57,572)
Construction services													(21,416)		(21,416)				(8,223)	(18,164)	(7,805)				(8,223)	(18,164)	(7,805)
Sales and marketing													(13,928)		(10,705)	(2,617)	(606)		(1,944)	(16,848)	(19,746)				(1,496)	(14,528)	(17,953)	(260)	(1,318)	(1,208)	(188)	(1,002)	(585)
General and administrative													(26,095)		(25,872)	(221)	(2)		(3,302)	(22,411)	(25,129)				(3,246)	(22,070)	(24,795)	(56)	(340)	(313)		(1)	(21)
Amortization of intangible assets											(5,800)		(5,757)		(5,757)
Other													(2,909)		(3,027)	(2)	120		(187)	(3,983)	(2,740)				(16)	(2,979)	(2,740)				(171)	(1,004)
Operating expenses													(368,094)		(229,860)	(44,356)	(94,412)	534	(28,254)	(378,443)	(413,457)				(21,800)	(290,631)	(393,695)	(4,136)	(19,883)	(17,688)	(2,428)	(68,397)	(2,239)	110	468	165
Equity in income of unconsolidated joint ventures																				3,605	916					3,605	916
(Loss) income from subsidiaries														(8,859)	11,681			(2,822)				228,383	(193,330)	(136,786)	11,536	(59,588)	(1,053)			12				(239,919)	252,918	137,827
Operating income (loss)													4,666	(8,859)	4,288	3,633	8,426	(2,822)	(2,684)	(148,015)	(117,843)	228,383	(193,330)	(136,786)	8,753	(149,386)	(119,174)	180	71	(1,081)	(81)	(58,288)	1,371	(239,919)	252,918	137,827
(Loss) gain on extinguishment of debt	1,000											300	(1,392)		(1,392)						5,572						5,572
Interest expense, net of amounts capitalized													(9,127)		(9,227)		100		(2,507)	(24,529)	(23,653)				(2,407)	(23,639)	(23,653)				(100)	(890)
Other income (expense), net													1,528		618	(61)	971		230	838	57				266	1,018	280	(25)	(131)	(235)	(11)	(49)	12
(Loss) income before reorganization items and provision for income taxes													(4,325)	(8,859)	(5,713)	3,572	9,497	(2,822)	(4,961)	(171,706)	(135,867)	228,383	(193,330)		6,612	(172,007)		155	(60)		(192)	(59,227)		(239,919)	252,918
Reorganization items													(2,525)		(3,073)	1	547		233,458	(21,182)					221,796	(21,182)		(1)			11,663
(Loss) income before (provision) benefit from income taxes													(6,850)	(8,859)	(8,786)	3,573	10,044	(2,822)	228,497	(192,888)	(135,867)	228,383	(193,330)	(136,786)	228,408	(193,189)	(136,975)	154	(60)	(1,316)	11,471	(59,227)	1,383	(239,919)	252,918	137,827
(Provision) benefit for income taxes													(11)		(11)					(10)	412					(10)	412
Net (loss) income		(4,982)	228,497	(1,288)	466	(1,057)	(130,926)	(39,700)	(11,095)	(11,177)			(6,861)	(8,859)	(8,797)	3,573	10,044	(2,822)	228,497	(192,898)	(135,455)	228,383	(193,330)	(136,786)	228,408	(193,199)	(136,563)	154	(60)	(1,316)	11,471	(59,227)	1,383	(239,919)	252,918	137,827
Less: Net income attributable to noncontrolling interest													(1,998)				(1,998)		(114)	(432)	(1,331)										(114)	(432)	(1,331)
Net (loss) income attributable to William Lyon Homes							(131,300)	(39,634)	(11,171)	(11,225)			(8,859)	(8,859)	(8,797)	3,573	8,046	(2,822)	228,383	(193,330)	(136,786)	228,383	(193,330)	(136,786)	228,408	(193,199)	(136,563)	154	(60)	(1,316)	11,357	(59,659)	52	(239,919)	252,918	137,827
Preferred stock dividends													(2,743)	(2,743)
Net (loss) income available to common stockholders													$ (11,602)	$ (11,602)	$ (8,797)	$ 3,573	$ 8,046	$ (2,822)